Principal Accounting Policies - Accounts Receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Principal Accounting Policies
Cash settlement from commercial banks period	6 months
Bank acceptance notes, endorsed	$ 0	$ 0	$ 1,400,000
Bank acceptance notes, endorsed but yet due	0	0
Bank acceptance notes, transferred without recourse	$ 4,620,000	$ 13,814,000	$ 0